                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Class I Shares Prospectus of First American Funds, Inc., dated October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                         FAF-MMI

                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Class Y Shares Prospectus of First American Funds, Inc., dated October 31, 2007, as previously supplemented January 17 and February 6, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                     FAF-MMCLY#3

                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Class A, Class B, and Class C Shares Prospectus of First American Funds, Inc., dated October 31, 2007, as previously supplemented February 6 and April 1, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                     FAF-MMABC#3

                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Class D Shares Prospectus of First American Funds, Inc., dated October 31, 2007, as previously supplemented February 6, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                       FAF-MMD#2

                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Class Z Shares Prospectus of First American Funds, Inc., dated October 31, 2007, as previously supplemented February 6, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                       FAF-MMZ#2

                           FIRST AMERICAN FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED OCTOBER 7, 2008

This information supplements the Money Market Funds Institutional Class Shares Prospectus of First American Funds, Inc., dated October 31, 2007, as previously supplemented February 6, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The board of directors of First American Funds, Inc. has approved the participation of First American Prime Obligations Fund and First American Tax Free Obligations Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008 through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

                                                                      FAF-MMII#2